RENTAL INCOME	12 Months Ended
Jul. 31, 2016
RENTAL INCOME [Abstract]
RENTAL INCOME

6. RENTAL INCOME:

Rental income for each of the fiscal years 2016, 2015 and 2014 is as follows:

	July 31,
	2016	2015	2014
Minimum rentals
Company owned property	$10,478,878	$10,609,834	$10,412,191
Leased property	6,008,185	6,262,367	5,709,743
	16,487,063	16,872,201	16,121,934
Contingent rentals
Company owned property	596,164	556,354	538,212
Leased property	332,960	303,930	275,451
	929,124	860,284	813,663
Total	$17,416,187	$17,732,485	$16,935,597

Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2017	$10,328,975	$5,120,350	$15,449,325
2018	7,999,803	3,047,537	11,047,340
2019	7,541,845	3,016,494	10,558,339
2020	7,198,446	2,671,699	9,870,145
2021	6,963,780	1,810,764	8,774,544
After 2021	61,198,872	14,813,623	76,012,495
Total	$101,231,721	$30,480,467	$131,712,188

Rental income is recognized on a straight-line basis over the lives of the leases.